Other receivables	9 Months Ended
Sep. 30, 2025
Other receivables [abstract]
Other receivables
4.	Other receivables

The Company’s other receivables are comprised of the following as at:

	September 30, 2025	December 31, 2024
	$	$
Sales tax recoverable	78,138	367,480
Interest receivable	162	156
Other receivables	—	7,042
	78,300	374,678